Feb. 10, 2016
Huntington Global Select Markets Fund
HUNTINGTON GLOBAL SELECT MARKETS FUND

Huntington Global Select Markets Fund (To be renamed “Rational Risk Managed Emerging Markets Fund”) - ONLY

Effective February 12, 2016, the following sentence replaces the third sentence in first paragraph under the “Fund Summary – Principal Investment Strategy” section of the Fund’s Prospectus and Summary Prospectus and the “Principal Investment Strategies and Related Risks – Investment Strategy”:

“Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities of issuers and currencies that are organized, have a majority of their assets, or generate the majority of their operating income in emerging markets.”